Label	Element	Value
F/m 2-Year Investment Grade Corporate Bond ETF | DuPont de Nemours, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Fox Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Kroger Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Digital Realty Trust LP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | PepsiCo, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Targa Resources Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Ventas Realty LP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | CubeSmart LP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | John Deere Capital Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	31.70%
F/m 2-Year Investment Grade Corporate Bond ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.80%
F/m 2-Year Investment Grade Corporate Bond ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.80%
F/m 2-Year Investment Grade Corporate Bond ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.10%
F/m 2-Year Investment Grade Corporate Bond ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.30%
F/m 2-Year Investment Grade Corporate Bond ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
F/m 2-Year Investment Grade Corporate Bond ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
F/m 2-Year Investment Grade Corporate Bond ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%